Borrowings - Narrative (Details) - USD ($)						12 Months Ended
	Jul. 29, 2025	Jul. 18, 2025	Jul. 14, 2025	Aug. 19, 2024	Sep. 21, 2017	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 22, 2024
Disclosure of detailed information about borrowings [line items]
Collateralized liabilities						$ 274,087,000	$ 3,842,000
Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 259,700,000	$ 403,600,000	$ 474,200,000
Borrowings, nominal rate (as a percent)						98.09%	97.24%	94.83%
Bottom of range | Brazilian subsidiaries
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)						8.22%
Top of range | Brazilian subsidiaries
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)						11.35%
Fixed interest rate | Argentina subsidiaries | Argentine Peso
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						0.00%
Fixed interest rate | Bottom of range | Brazilian subsidiaries
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						3.10%
Fixed interest rate | Bottom of range | Argentina subsidiaries | Argentine Peso
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							43.00%
Fixed interest rate | Top of range | Brazilian subsidiaries
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						12.65%
Fixed interest rate | Top of range | Argentina subsidiaries | Argentine Peso
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							45.00%
Specific Base-Rates | Bottom of range | Argentina subsidiaries | U.S. Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						7.50%
Senior Notes due 2032
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 500,000,000
Issuance of senior notes	$ 496,800,000
Senior Notes due 2032 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.50%
Senior Notes due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 500,000,000	$ 264,700,000
Issuance of senior notes					$ 495,200,000
Cash tender offer, maximum amount									$ 100,000,000.0
Repayments of bonds, notes and debentures		$ 150,900,000		$ 84,360,000
Cash tender offer, consideration per thousand of note principal amount		$ 1,000		$ 980
Senior Notes due 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					6.00%
Simple Negotiable Obligations
Disclosure of detailed information about borrowings [line items]
Nominal amount			$ 54,325,110
Borrowing, term			2 years
Simple Negotiable Obligations | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			7.25%